Financial Instruments - Interest Rate Profile of Debt (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments by type of interest rate [line items]
Short-term debt	¥ 54,558	¥ 40,780	[1]
Long-term debt	49,742	71,646
Debt	¥ 104,300	¥ 112,426
Fixed rate debt as a percentage of total debt	99.50%	44.30%
Fixed rate debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Short-term debt	¥ 54,042	¥ 39,854
Long-term debt	49,742	9,936
Debt	¥ 103,784	¥ 49,790
Fixed rate debt [member] | Short-term debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Effective interest rate	4.00%	3.30%
Fixed rate debt [member] | Long-term debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Effective interest rate	3.30%	1.20%
Variable rate debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Short-term debt	¥ 516	¥ 926
Long-term debt		61,710
Debt	¥ 516	¥ 62,636
Variable rate debt [member] | Short-term debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Effective interest rate	4.10%	4.20%
Variable rate debt [member] | Deferred consideration due to China Telecommunications Corporation [member]
Disclosure of financial instruments by type of interest rate [line items]
Effective interest rate		4.10%

[1]	restated